ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
3	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2016	2017
	RMB	RMB
Accounts receivable:
Gross	214,142	354,057
Unearned interest	(15,130)	(24,544)
Total accounts receivable	199,012	329,513
Less: allowance for doubtful accounts	(100,462)	(98,231)
Accounts receivable, net	98,550	231,282

The classification of accounts receivable is as follows:

	December 31,
	2016	2017
	RMB	RMB
Accounts receivable, net – current portion	97,374	216,700
Accounts receivable, net – non-current portion	1,176	14,582
Total accounts receivable, net	98,550	231,282

The movements of the allowance for doubtful accounts are as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at the beginning of the year	35,347	66,857	100,462
Additions charged to bad debt expense	63,103	33,605	31,499
Write-off of bad debt allowance	(31,593)	-	(33,730)
Balance at the end of the year	66,857	100,462	98,231

The aging analysis of our accounts receivable based on due date is as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Aging:
– current	78,276	130,551
– 1-3 months past due	15,306	96,307
– 4-6 months past due	10,846	19,861
– 7-12 months past due	22,748	13,741
– greater than one year past due	71,836	69,053
Total accounts receivable	199,012	329,513